Employee Benefits - Summary of Net Liability for Post-employment and Long-term Employee Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	$ (6,762)	$ (7,506)
Fair value of plan assets	5,059	5,623
Present value of net obligations for funded plans	(1,703)	(1,883)
Present value of unfunded obligations	(806)	(904)
Present value of net obligations	(2,509)	(2,787)
Unrecognized asset	(77)	(111)	$ (168)	$ (137)
Net liability	(2,586)	(2,898)
Other long term employee benefits	(79)	(73)
Reclassified as held for sale	0	0
Net liability	(2,665)	(2,971)
Employee benefits amounts in the balance sheet:
Liabilities	(2,681)	(2,993)
Assets	16	22
Net liability	$ (2,665)	$ (2,971)